NON-CONTROLLING INTEREST (Details)		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
NON-CONTROLLING INTEREST
Paid-in capital	[1]	¥ 681,476,717	$ 93,774,317	¥ 580,340,061
Accumulated other comprehensive loss		37,136,649	5,110,173	35,127,173
Total non-controlling interests		(11,620,640)	(1,599,053)	(10,056,059)
Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital		6,656,000	915,896	6,656,000	$ 917,904
Capital contribution receivable due from non-controlling Interest		(48,870,000)	(6,724,736)	(48,870,000)	(6,739,481)
Unappropriated retained earnings (deficit)		(4,165,937)	(573,251)	(2,601,356)	(358,742)
Accumulated other comprehensive loss		(30,703)	(4,225)	(30,703)	(4,234)
Valuation increase shared by minority shareholders		34,790,000	4,787,263	34,790,000	4,797,760
Total non-controlling interests		(11,620,640)	$ (1,599,053)	(10,056,059)	$ (1,386,793)
BHD | Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital		1,651,000		1,651,000
Unappropriated retained earnings (deficit)		3,477,494		3,477,494
Accumulated other comprehensive loss		(18,850)		(18,850)
Total non-controlling interests		5,109,644		5,109,644
Nanjing Recon | Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital		200,000		200,000
Unappropriated retained earnings (deficit)		3,616,001		3,616,001
Accumulated other comprehensive loss		(11,853)		(11,853)
Total non-controlling interests		3,804,148		3,804,148
Gan Su BHD | Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital		4,805,000		4,805,000
Unappropriated retained earnings (deficit)		(7,547,154)		(6,336,893)
Total non-controlling interests		(2,742,154)		(1,531,893)
Qinghai BHD | Non-controlling Interest
NON-CONTROLLING INTEREST
Unappropriated retained earnings (deficit)		(1,581,474)		(1,561,196)
Total non-controlling interests		(1,581,474)		(1,561,196)
FGS | Non-controlling Interest
NON-CONTROLLING INTEREST
Capital contribution receivable due from non-controlling Interest		(48,870,000)		(48,870,000)
Unappropriated retained earnings (deficit)		(2,130,804)		(1,796,762)
Valuation increase shared by minority shareholders		34,790,000		34,790,000
Total non-controlling interests		¥ (16,210,804)		¥ (15,876,762)

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.